Shareholders' equity (Details)	12 Months Ended
	Dec. 31, 2025 vote shares	Dec. 31, 2024 shares
Minimum | Mr. Boris Jordan
Shareholders' equity
Threshold ownership percent	5.00%
SVS
Shareholders' equity
Number of votes | vote	1
Common stock, conversion ratio	1
Number of shares repurchased | shares	0	0
SVS | 2018 Long Term Incentive Plan
Shareholders' equity
Number of shares reserved for future issuance | shares	77,247,475	75,005,892
MVS
Shareholders' equity
Number of votes | vote	15
Outstanding shares as percent of total shares	12.20%	12.50%
Voting power as percent to total	67.50%	68.20%